Restructuring Charges (Tables)	12 Months Ended
Apr. 29, 2011
Restructuring Charges Tables [Abstract]
Schedule of Restructuring Reserve
	Fiscal Year 2011 Initiative
(in millions)	Employee
	Termination	Asset	Other
	Costs	Write-downs	Costs	Total
Balance as of April 30, 2010	$-	$-	$-	$-
Restructuring charges	162	24	71	257
Payments/write-downs	(5)	(24)	(24)	(53)
Balance as of April 29, 2011	$157	$-	$47	$204

	Fiscal Year 2009 Initiative
(in millions)	Employee
	Termination	Asset
	Costs	Write-downs	Total
Balance as of April 25, 2008	$-	$-	$-
Restructuring charges	29	5	34
Payments/write-downs	(1)	(5)	(6)
Balance as of April 24, 2009	$28	$-	$28
Restructuring charges	53	10	63
Reversal of excess accrual	(12)	-	(12)
Payments	(64)	(10)	(74)
Balance as of April 30, 2010	$5	$-	$5
Payments/write-downs	(5)	-	(5)
Balance as of July 30, 2010	$-	$-	$-

	Global Realignment Initiative
(in millions)	Employee
	Termination	Asset
	Costs	Write-downs	Total
Balance as of April 25, 2008	$25	$-	$25
Restructuring charges	91	5	96
Reversal of excess accrual	(7)	-	(7)
Payments/write-downs	(89)	(5)	(94)
Currency adjustment, net	(5)	-	(5)
Balance as of April 24, 2009	$15	$-	$15
Restructuring charges	-	5	5
Reversal of excess accrual	(8)	-	(8)
Payments/write-downs	(9)	(5)	(14)
Currency adjustment, net	2	-	2
Balance as of October 30, 2009	$-	$-	$-